Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange - Trading portfolios, netting - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
US Dollar
Market Risk [Line Items]
Reportable ECL	€ (93)
Turkish Lira
Market Risk [Line Items]
Reportable ECL	84
Korean Won
Market Risk [Line Items]
Reportable ECL	62
Japan, Yen
Market Risk [Line Items]
Reportable ECL	61	€ 61
Chinese Yuan
Market Risk [Line Items]
Reportable ECL	€ (37)	49
Taiwan, New Dollars
Market Risk [Line Items]
Reportable ECL		(58)
Romanian Leu
Market Risk [Line Items]
Reportable ECL		58
Hong Kong Dollar
Market Risk [Line Items]
Reportable ECL		€ (38)